Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Madison ETFs Trust
Entity Central Index Key	0001976877
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Madison Aggregate Bond ETF
Shareholder Report [Line Items]
Fund Name	Madison Aggregate Bond ETF
Class Name	Madison Aggregate Bond ETF
Trading Symbol	MAGG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Madison Aggregate Bond ETF for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.madisonfunds.com/etfs/#documents. You can also request this information by contacting us at 800-767-0300.
Additional Information Phone Number	800-767-0300
Additional Information Website	https://www.madisonfunds.com/etfs/#documents
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment
Madison Aggregate Bond ETF	$20	0.40%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Updated Performance Information Location [Text Block]	Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.
Net Assets	$ 64,481,819
Holdings Count | Holdings	212
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of December 31, 2024)
Net Assets	$64,481,819
Number of Holdings	212
Portfolio Turnover	14%
30-Day SEC Yield	4.66%
Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type (% of net assets)
Mortgage-Backed Securities	34.0%
Corporate Bonds	32.9%
U.S. Treasury Securities	24.2%
Asset-Backed Securities	4.2%
Collateralized Mortgage Obligations	3.5%
Cash & Other	1.2%

Largest Holdings [Text Block]
Top 10 Issuers (% of net assets)
United States Treasury Note/Bond	24.2%
Federal National Mortgage Association	18.7%
Federal Home Loan Mortgage Corp.	16.5%
GE HealthCare Technologies, Inc.	1.4%
Towd Point Mortgage Trust	1.4%
Morgan Stanley	1.1%
Citigroup, Inc.	1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.0%
AbbVie, Inc.	0.9%
Energy Transfer LP	0.9%

Madison Covered Call ETF
Shareholder Report [Line Items]
Fund Name	Madison Covered Call ETF
Class Name	Madison Covered Call ETF
Trading Symbol	CVRD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Madison Covered Call ETF for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.madisonfunds.com/etfs/#documents. You can also request this information by contacting us at 800-767-0300.
Additional Information Phone Number	800-767-0300
Additional Information Website	https://www.madisonfunds.com/etfs/#documents
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Madison Covered Call ETF	$48	0.93%
Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
Updated Performance Information Location [Text Block]	Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.
Net Assets	$ 56,830,262
Holdings Count | Holdings	79
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of December 31, 2024)
Net Assets	$56,830,262
Number of Holdings	79
Portfolio Turnover	49%
30-Day SEC Yield	1.45%
Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors (% of net assets)

Technology	25.4%
Health Care	14.2%
Consumer Discretionary	10.7%
Financials	8.2%
Communications	7.5%
Industrials	7.5%
Consumer Staples	7.3%
Energy	5.0%
Materials	2.6%
Cash & Other	11.6%

Largest Holdings [Text Block]

Top 10 Issuers (% of net assets)

Las Vegas Sands Corp.	4.7%
Alphabet, Inc.	4.3%
PayPal Holdings, Inc.	3.5%
Adobe, Inc.	3.4%
Accenture PLC	3.2%
Constellation Brands, Inc.	3.2%
Medtronic PLC	3.0%
Microsoft Corp.	3.0%
Comcast Corp.	3.0%
Abbott Laboratories	2.9%

Madison Dividend Value ETF
Shareholder Report [Line Items]
Fund Name	Madison Dividend Value ETF
Class Name	Madison Dividend Value ETF
Trading Symbol	DIVL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Madison Dividend Value ETF for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.madisonfunds.com/etfs/#documents. You can also request this information by contacting us at 800-767-0300.
Additional Information Phone Number	800-767-0300
Additional Information Website	https://www.madisonfunds.com/etfs/#documents
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Madison Dividend Value ETF	$34	0.65%
Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Updated Performance Information Location [Text Block]	Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.
Net Assets	$ 57,909,511
Holdings Count | Holdings	40
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of December 31, 2024)
Net Assets	$57,909,511
Number of Holdings	40
Portfolio Turnover	26%
30-Day SEC Yield	2.08%
Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors (% of net assets)

Industrials	21.7%
Financials	21.6%
Health Care	11.5%
Energy	10.1%
Consumer Discretionary	8.4%
Technology	6.5%
Consumer Staples	6.3%
Utilities	4.5%
Materials	3.8%
Cash & Other	5.6%

Largest Holdings [Text Block]

Top 10 Issuers (% of net assets)

Blackrock, Inc.	4.1%
Automatic Data Processing, Inc.	4.1%
Honeywell International, Inc.	4.0%
CME Group, Inc.	3.9%
Home Depot, Inc.	3.9%
Morgan Stanley	3.7%
Texas Instruments, Inc.	3.7%
Fastenal Co.	3.7%
JPMorgan Chase & Co.	3.7%
Lowe’s Cos., Inc.	3.2%

Madison Short-Term Strategic Income ETF
Shareholder Report [Line Items]
Fund Name	Madison Short-Term Strategic Income ETF
Class Name	Madison Short-Term Strategic Income ETF
Trading Symbol	MSTI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Madison Short-Term Strategic Income ETF for the period of July 1, 2024,
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.madisonfunds.com/etfs/#documents. You can also request this information by contacting us at 800-767-0300.
Additional Information Phone Number	800-767-0300
Additional Information Website	https://www.madisonfunds.com/etfs/#documents
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment
Madison Short-Term Strategic Income ETF	$20	0.40%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Updated Performance Information Location [Text Block]	Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.
Net Assets	$ 66,942,358
Holdings Count | Holdings	108
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of December 31, 2024)
Net Assets	$66,942,358
Number of Holdings	108
Portfolio Turnover	13%
30-Day SEC Yield	4.75%
Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors (% of net assets)
Financials	30.0%
Mortgage Securities	18.9%
Asset Backed Securities	8.3%
Industrials	6.3%
Communications	6.2%
Government	6.1%
Health Care	5.9%
Energy	5.0%
Technology	4.8%
Cash & Other	8.5%

Largest Holdings [Text Block]
Top 10 Issuers (% of net assets)
Federal National Mortgage Association	9.5%
Federal Home Loan Mortgage Corp.	5.7%
United States Treasury Note/Bond	5.4%
Bank of America Corp.	2.4%
GE HealthCare Technologies, Inc.	2.2%
Discover Financial Services	2.0%
Towd Point Mortgage Trust	2.0%
PNC Financial Services Group, Inc.	2.0%
Fifth Third Bancorp	1.9%
Oracle Corp.	1.9%